NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of antidilutive securities excluded from computation of earnings per share	The following table sets forth securities outstanding that could potentially dilute the calculation of diluted earnings per share:

	Year Ended December 31,
	2022	2021
Stock options outstanding	6,079,467	6,122,120
Warrants to purchase common stock – equity classified	4,000,000	4,000,000
Unvested restricted stock units	1,053,000	1,053,000
If-converted common shares from convertible notes	1,678,096	—

Total	12,810,563	11,175,120

Summary of earnings per share, basic and diluted
The following data show the amounts used in computing EPS and the effect on income and the weighted average number of shares:

	Year Ended December 31,
	2022	2021
Net loss	$(14,129,101)	$(9,383,975)
Dividends on preferred stock	(3,188,445)	(2,856,048)

Net loss available to common stockholders used in basic and diluted EPS	$(17,317,546)	$(12,240,023)

Weighted average number of common shares used in basic and diluted EPS	10,590,335	9,973,846
Net loss per common share - basic and diluted	$(1.64)	$(1.23)